Equity reserves (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expected stock price volatility	37.00%	51.00%
Risk-free interest rate	4.07%	0.91%
Grant date share price	$ 2.28	$ 2.74
Expected forfeiture rate	0.00%	0.00%
Stock Option Activity
Statement [Line Items]
Expected stock price volatility	35.00%	36.00%
Risk-free interest rate	1.65%	0.96%
Expected life	5 years	4 years 10 months 28 days
Grant date share price	$ 3.09	$ 1.97
Expected forfeiture rate	0.00%	0.00%